CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Current Assets
Net of accumulated depreciation	$ 52,189	$ 27,237
Stockholders' Deficit
Preferred Stock, par value	$ 0.001	$ 0.001
Preferred Stock, shares authorized	25,000,000	25,000,000
Preferred Stock, shares issued	3,000,000	3,000,000
Preferred Stock, shares outstanding	3,000,000	3,000,000
Common Stock, par value	$ 0.001	$ 0.001
Common Stock, shares authorized	550,000,000	550,000,000
Common Stock, shares issued	370,500,750	200,000,000
Common Stock, shares outstanding	370,500,750	200,000,000